Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination Goodwill [Abstract]
Summary of Movements on Goodwill

Movements on goodwill during the year were as follows:

	Marketing Solutions	Enterprise Solutions	Total
Balance as of January 1, 2018, December 31, 2018 and January 1, 2019	48,496	-	48,496
Goodwill arising from acquisitions during the year (Note 4)	1,125	16,089	17,214
Balance as of December 31, 2019	49,621	16,089	65,710